Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (9,405,000)	$ (660,000)	$ 1,050,906	$ (3,270,544)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowances for credit losses	144,000
Stock-based compensation	275,000	416,000
Amortization of right of use assets	20,000
Change in fair value of contingent consideration	5,914,000		3,387,266
Depreciation	15,000
Amortization of intangibles	1,973,000
Amortization of prepaid expenses	1,097,000	0
Changes in operating assets and liabilities:
Accounts receivable, net	(237,821,000)
Contract assets	5,682,000
Prepaid expenses and other current assets	101,000	7,000
Other receivable, related party	10,000
Due to / from related party	(724,000)
Accounts payable	236,536,000
Accounts payable, related party	(4,965,000)	36,000
Accrued expenses and other current liabilities	724,000	(19,000)
Contract liabilities	(78,000)
Deferred tax liability	(1,000)
Operating lease liabilities, net	(20,000)
Net cash used in operating activities	(523,000)	(220,000)	(1,487,560)
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,000)
Software development capitalization	(39,000)
Net cash used in investing activities	(45,000)
Cash flows from financing activities:
Short-term advances		135,000
Accounts receivable financing facility, net	1,073,000
Proceeds from sale of common stock	200,000
Net cash provided by financing activities	1,273,000	135,000
Effect of exchange rate changes on cash and cash equivalents	(87,000)
Net change in cash and cash equivalents	618,000	(85,000)
Cash and cash equivalents and restricted cash at beginning of period	2,108,000	107,000	107,000
Cash and cash equivalents and restricted cash at end of period	2,726,000	22,000	2,108,000	107,000
Reconciliation of cash and restricted cash:
Cash at beginning of period	2,087,400
Restricted cash at beginning of period	21,000
Cash and restricted cash at beginning of period	2,108,000
Cash at end of period	2,705,000	22,000	2,087,400
Restricted cash at end of period	21,000		21,000
Cash and restricted cash at end of period	2,726,000	22,000	2,108,000
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	178,000
Supplemental disclosure of non-cash investing and financing activities:
Purchase of intangible assets in exchange of issuance of common stock			19,710,000
Issuance of common stock pursuant to business combination			12,880,000
Common stock to be issued pursuant to business combination			3,407,250
Settlement of related party liabilities			675,700
Previously Reported
Cash flows from operating activities:
Net loss	(9,492,000)		918,355	(3,270,544)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowances for credit losses			12,995
Stock-based compensation			1,077,319	1,165,151
Common stock issued for professional and marketing services			350,224
Amortization of right of use assets			23,320
Change in fair value of contingent consideration			(3,387,266)
Depreciation			26,302
Amortization of intangibles			1,572,441
Deferred tax adjustments			(1,042,689)
Excess value of common stock issued to settle liabilities				265,591
Changes in operating assets and liabilities:
Accounts receivable, net			(5,646,523)
Contract assets			(5,641,421)
Prepaid expenses and other current assets			(282,650)	(6,500)
Other receivable, related party			(9,431)
Due to / from related party			163,922
Accounts payable			3,882,906	48,343
Accounts payable, related party			5,645,743	144,000
Accrued expenses and other current liabilities			841,566
Contract liabilities			84,806
Deferred tax liability			(65,662)
Operating lease liabilities, net			(11,817)
Net cash used in operating activities			(1,487,560)	(1,653,959)
Cash flows from investing activities:
Cash and restricted cash acquired from business combinations			1,391,391
Purchase of property, plant and equipment			(40,399)
Software development capitalization			(160,371)
Net cash used in investing activities			1,190,621
Cash flows from financing activities:
Short-term advances				596,199
Repayment of loan			(915)
Accounts receivable financing facility, net			331,432
Proceeds from sale of common stock			1,834,970	1,164,995
Net cash provided by financing activities			2,165,487	1,761,194
Effect of exchange rate changes on cash and cash equivalents			132,551
Net change in cash and cash equivalents			2,001,099	107,235
Cash and cash equivalents and restricted cash at beginning of period	2,108,574	107,475	107,475	240
Cash and cash equivalents and restricted cash at end of period			2,108,574	107,475
Reconciliation of cash and restricted cash:
Cash at beginning of period	2,087,400	107,475	107,475	240
Restricted cash at beginning of period	21,174
Cash and restricted cash at beginning of period	$ 2,108,574	$ 107,475	107,475	240
Cash at end of period			2,087,400	107,475
Restricted cash at end of period			21,174
Cash and restricted cash at end of period			2,108,574	107,475
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest			5,771
Supplemental disclosure of non-cash operating activities:
Issuances of common stock for consulting and marketing services - prepaid expense			4,427,500
Supplemental disclosure of non-cash investing and financing activities:
Purchase of intangible assets in exchange of issuance of common stock			19,710,000
Dividend payable to former owner of 42 arising from measurement year adjustment to goodwill			690,870
Contingent consideration liability recognized with business combination			38,225,750
Issuance of common stock pursuant to business combination			12,880,000
Common stock to be issued pursuant to business combination			3,407,250
Settlement of related party liabilities			675,700
Issuance of common stock in settlement of liabilities			10,000	88,100
Deferred tax adjustment to goodwill			$ 5,506,542